Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Property, Plant and Equipment [Abstract]
Leasehold improvement	$ 114,263	$ 114,263
Accumulated depreciation	(70,734)	(54,411)
Total	$ 43,529	$ 59,852